STOCK-BASED COMPENSATION - ASSUMPTIONS UTIILIZED IN THE BINOMIAL LATTICE-BASED VALUATION MODEL (DETAILS)	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate	3.40%	3.70%	3.60%
Dividend yield	2.40%	2.20%	2.00%
Weighted average volatility	16.00%	18.00%	21.00%
Expected life in years	8.8	8.8	8.7
Lower Limit
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate	0.30%	0.30%	0.70%
Expected volatility	14.00%	15.00%	18.00%
Upper Limit
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate	3.70%	4.00%	3.80%
Expected volatility	18.00%	20.00%	34.00%